Stock-Based Compensation - Stock Options and Restricted Stock Awards Narrative (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	1 Months Ended	4 Months Ended	12 Months Ended
	May 31, 2017	May 10, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 2.1
Eagle I Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance (in shares)	23.5
Number of shares available for issuance (in shares)			3.2
Stock-based compensation expense			$ 15.6	$ 18.3	$ 20.0
Share based compensation tax benefit					$ 46.5
Weighted average grant date fair value (in dollar per share)			$ 5.46	$ 4.69
Fair value of options granted			$ 12.9	$ 16.6
Intrinsic value of options exercised			1.4	$ 0.2
Compensation costs not yet recognized			35.8
Grant date fair value of stock options vested			$ 16.0
Option | Eagle I Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Period for compensation costs not yet recognized to be recognized			2 years 9 months 18 days
Performance-based | Eagle I Plan | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage (up to)	20.00%
Performance-based | Eagle I Plan | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage (up to)	20.00%
Performance-based | Eagle I Plan | Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage (up to)	20.00%
Performance-based | Eagle I Plan | Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage (up to)	20.00%
Performance-based | Eagle I Plan | Tranche Five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage (up to)	20.00%